Parent company only condensed financial information - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares issued	35,390,055	35,390,055
Ordinary shares, shares outstanding	35,390,055	35,390,055
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares issued	35,071,400	35,071,400
Ordinary shares, shares outstanding	35,071,400	35,071,400
Parent Company [Member] | Reportable Legal Entities [Member] | Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares issued	35,390,055	35,390,055
Ordinary shares, shares outstanding	35,390,055	35,390,055
Parent Company [Member] | Reportable Legal Entities [Member] | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.000002	$ 0.000002
Ordinary shares, shares issued	35,071,400	35,071,400
Ordinary shares, shares outstanding	35,071,400	35,071,400